Offsets	Aug. 13, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Indaptus Therapeutics, Inc.
Form or Filing Type	S-3
File Number	333-265350
Initial Filing Date	Jun. 01, 2022
Fee Offset Claimed	$ 18,029.16
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Other
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 194,489,409.30
Offset Note	Pursuant to Rule 457(p) under the Securities Act, the Registrant is offsetting the registration fee due under this registration statement by $18,029.16, which represents the portion of the registration fee previously paid (after offset) with respect to $194,489,409.30 of unsold securities (the “Unsold Offset Securities”) previously registered on the Prior Registration Statement.
Termination / Withdrawal Statement	The offering of the Unsold Offset Securities pursuant to the Prior Registration Statement associated with the claimed fee offset pursuant to Rule 457(p) have been completed or terminated.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Indaptus Therapeutics, Inc.
Form or Filing Type	S-3
File Number	333-265350
Filing Date	Jun. 01, 2022
Fee Offset Claimed
Fee Paid with Fee Offset Source	$ 18,029.16
Termination / Withdrawal Statement	The offering of the Unsold Offset Securities pursuant to the Prior Registration Statement associated with the claimed fee offset pursuant to Rule 457(p) have been completed or terminated.